General (Details Narrative)		12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Apr. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 18,362,500	$ 7,668,358	$ 9,753,384
Par value per share | $ / shares	$ 1.13
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares subscribe	16,250,000
Number of shares held					12,387,982